Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EQ ADVISORS TRUST
Prospectus Date	rr_ProspectusDate	Dec. 21, 2015
Document Creation Date	dei_DocumentCreationDate	Jan. 12, 2016